Commitments and Contingencies Disclosure (Details) - 12 months ended Dec. 31, 2019
₱ in Thousands, € in Thousands, ₨ in Thousands, ر.ق in Thousands, ر.س in Thousands, د.إ in Thousands, ¥ in Thousands, RM in Thousands, R in Thousands, $ in Thousands, $ in Thousands, ₩ in Millions
	KRW (₩)	USD ($)	EUR (€)	PHP (₱)	SAR (ر.س)	MYR (RM)	JPY (¥)	INR (₨)	CAD ($)	ZAR (R)	QAR (ر.ق)	AED (د.إ)
Commitments on bank-overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Limited amount | ₩	₩ 1,825,500
Exercised amount | ₩	₩ 373,219
Commitments on bank-daylight overdraft
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Limited amount | ₩	₩ 280,000
Exercised amount | ₩	₩ 0
Limit amount available for CP
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Limited amount | ₩	₩ 1,250,000
Exercised amount | ₩	₩ 1,150,000
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Limited amount | ₩	₩ 51,904
Exercised amount | ₩	₩ 6,686
Limit amount available for card
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Banco de Oro
Limited amount | ₱				₱ 5,000
Exercised amount | ₱				₱ 3,000
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Kookmin Bank and others
Limited amount | ₩	₩ 1,050,503
Exercised amount | ₩	₩ 685,429
Loan limit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	DBS Bank and others
Limited amount | $		$ 2,492,700
Exercised amount | $		14,400
Certification of payment on payables from foreign country
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank
Limited amount | $		4,680
Exercised amount | $		3,892
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Limited amount | ₩	₩ 7,749
Exercised amount | ₩	₩ 0
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank and others
Limited amount | $		1,051,334
Exercised amount | $		171,975
Certification of payment on L/C
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Societe Generale
Limited amount | RM						RM 2,500
Exercised amount | RM						RM 2,500
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Seoul Guarantee Insurance and others
Limited amount | ₩	₩ 84,011
Exercised amount | ₩	₩ 66,892
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	First Abu Dhabi Bank and others
Limited amount | $		596,862
Exercised amount | $		465,093
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Korea Development Bank and others
Limited amount | ¥							¥ 637,495
Exercised amount | ¥							637,495
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Limited amount | €			€ 4,158
Exercised amount | €			€ 4,158
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Limited amount | ₨								₨ 191,883
Exercised amount | ₨								191,883
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Limited amount | $									$ 464
Exercised amount | $									$ 464
Certification of performance guarantee on contract
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Limited amount | R										R 55,730
Exercised amount | R										R 55,730
Certification of bidding
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Limited amount | $		10,000
Exercised amount | $		197
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Seoul Guarantee Insurance
Limited amount | ₩	₩ 44,047
Exercised amount | ₩	₩ 44,047
Advance payment bond, Warranty bond, Retention bond and others
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Limited amount | $		714,654
Exercised amount | $		649,402
Advance payment bond, Warranty bond, Retention bond and others3 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Limited amount | ر.س					ر.س 86,508
Exercised amount | ر.س					ر.س 86,508
Advance payment bond, Warranty bond, Retention bond and others4 [Member]
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	SMBC Bank
Limited amount | ر.ق											ر.ق 15,000
Exercised amount | ر.ق											ر.ق 15,000
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Nonghyup Bank and others
Limited amount | ₩	₩ 537,064
Exercised amount | ₩	₩ 47,638
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Export-Import Bank of Korea and others
Limited amount | $		1,562,194
Exercised amount | $		1,315,378
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Limited amount | ¥							381,210
Exercised amount | ¥							¥ 381,210
Other commitments
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Standard Chartered
Limited amount | د.إ												د.إ 50
Exercised amount | د.إ												د.إ 50
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank
Limited amount | ₩	₩ 8,000
Exercised amount | ₩	₩ 772
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Hana Bank and others
Limited amount | $		30,975
Exercised amount | $		17,502
Inclusive credit
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	Shinhan Bank
Limited amount | ₨								92,348
Exercised amount | ₨								₨ 92,348
Trade finance
Commitments and Contingencies Disclosure [Line Items]
Financial institutions	BNP Paribas and others
Limited amount | $		700,000
Exercised amount | $		$ 0